Fair Value Measurements - Schedule of Derivative Liability and Equity Facility Asset at Initial Measurement (Details)	Jun. 30, 2025	Jan. 15, 2025	Dec. 06, 2024
Conversion price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability			10
Conversion price [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset
Embedded Derivative Liability			10
Conversion price [Member] | December Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	10
Conversion price [Member] | January Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	10
Conversion price [Member] | Initial Measurement [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset
Embedded Derivative Liability		10
Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability			9.88
Share price [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset	0.49		9.88
Embedded Derivative Liability			9.88
Share price [Member] | December Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	0.49
Share price [Member] | January Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	0.49
Share price [Member] | Initial Measurement [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset			9.88
Embedded Derivative Liability		3
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability			28
Volatility [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset	96		29
Embedded Derivative Liability			28
Volatility [Member] | December Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	71
Volatility [Member] | January Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	69
Volatility [Member] | Initial Measurement [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset			29
Embedded Derivative Liability		32
Probability of default [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability			41
Probability of default [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset
Embedded Derivative Liability			41
Probability of default [Member] | December Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	32.52
Probability of default [Member] | January Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	32.8
Probability of default [Member] | Initial Measurement [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset
Embedded Derivative Liability		41
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability			4.08
Risk-free rate [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset	4.32
Risk-free rate [Member] | December Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	4.08
Risk-free rate [Member] | January Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability	4.03
Risk-free rate [Member] | Initial Measurement [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset			4.23
Embedded Derivative Liability		4.12
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability
Dividend yield [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset
Dividend yield [Member] | December Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability
Dividend yield [Member] | January Note [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability
Dividend yield [Member] | Initial Measurement [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Facility Derivative Asset
Embedded Derivative Liability